ASSET MANAGEMENT AND OTHER SERVICES (Details) $ in Thousands	Dec. 31, 2021 ARS ($) instrument	Dec. 31, 2020 ARS ($) instrument
Premier Renta C.P. Pesos [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 50,379,441	$ 54,788,133
Mutual Funds, Net Worth	$ 50,307,382	$ 54,731,794
Number of Units | instrument	11,713,447,317	12,597,963,038
Premier Renta Plus en Pesos [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 297,932	$ 253,716
Mutual Funds, Net Worth	$ 296,155	$ 245,647
Number of Units | instrument	15,706,691	11,899,481
Premier Renta Fija Ahorro [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 9,218,858	$ 2,598,107
Mutual Funds, Net Worth	$ 9,158,814	$ 2,580,596
Number of Units | instrument	2,136,780,683	59,317,777
Premier Renta Fija Crecimiento [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 114,224	$ 111,671
Mutual Funds, Net Worth	$ 113,907	$ 110,770
Number of Units | instrument	4,571,392	3,983,791
Premier Renta Variable [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 409,820	$ 284,286
Mutual Funds, Net Worth	$ 406,621	$ 280,111
Number of Units | instrument	8,944,577	6,689,975
Premier FCI Abierto Pymes [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,041,437	$ 1,420,731
Mutual Funds, Net Worth	$ 1,039,269	$ 1,384,690
Number of Units | instrument	99,988,028	119,588,138
Premier Commodities [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 299,120	$ 391,128
Mutual Funds, Net Worth	$ 225,383	$ 385,094
Number of Units | instrument	15,200,277	25,702,973
Premier Capital [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,437,994	$ 290,315
Mutual Funds, Net Worth	$ 1,421,043	$ 288,680
Number of Units | instrument	180,998,028	36,842,932
Premier Inversion [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,316,258	$ 1,111,992
Mutual Funds, Net Worth	$ 1,315,617	$ 1,076,967
Number of Units | instrument	1,965,594,347	1,576,391,366
Premier Balanceado [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,203,207	$ 1,805,588
Mutual Funds, Net Worth	$ 1,202,267	$ 1,804,260
Number of Units | instrument	169,137,724	253,733,905
Premier Renta Mixta [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 3,679,175	$ 5,372,982
Mutual Funds, Net Worth	$ 3,280,818	$ 4,756,951
Number of Units | instrument	850,150,799	1,072,064,209
Premier Renta Mixta en USD [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 134,911	$ 170,214
Mutual Funds, Net Worth	$ 134,089	$ 170,214
Number of Units | instrument	2,122,092	2,083,508
Premier Performance en USD [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 521,867	$ 794,127
Mutual Funds, Net Worth	$ 518,066	$ 787,672
Number of Units | instrument	6,455,272	7,724,190
Premier Global USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 265,712	$ 740,326
Mutual Funds, Net Worth	$ 265,198	$ 739,573
Number of Units | instrument	2,430,000	5,444,411